Trade Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, gross	$ 37,730	$ 29,033
Allowance for doubtful receivables	(1,092)	(1,692)
Reserve for license cancellations and refunds	(1,231)	(1,182)	(2,067)	(1,228)
Trade accounts receivable, net	$ 35,408	$ 26,160